Consolidated Statements of Changes in Stockholders' Equity Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscriptions [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 9,781	$ 123,316	$ 1,504,000	$ 16,153,038	$ (19,357,927)		$ (1,567,792)
Beginning balance, shares at Dec. 31, 2020	9,780,976	123,316,886	10,040,000
Sale of Common Stock		$ 5,066	$ (4,000)	717,047			718,113
Sale of common stock, shares		5,065,344	(40,000)
Common stock issued to officers for accrued salary		$ 10,000	$ (1,500,000)	1,490,000
Common stock issued to officers for accrued salary, shares		10,000,000	(10,000,000)
Common stock issued for services		$ 500		164,500			165,000
Common stock issued for services, shares		500,000
Common stock issued to satisfy convertible debt		$ 4,671		265,329			270,000
Common stock issued to satisfy convertible debt, shares		4,671,167
Stock issued for interest and fees		$ 287		15,068			15,355
Stock issued for interest and fees Shares		287,246
Derivative settled upon conversion of debt				1,972,419			1,972,419
Subscription deposits received			$ 792,745				792,745
Subscription deposits received, shares			15,855,000
Net loss					(3,037,466)		(3,037,466)
Other comprehensive loss						(42,444)	(42,444)
Ending balance, value at Dec. 31, 2021	$ 9,781	$ 143,840	$ 792,745	20,777,401	(22,395,393)	(42,444)	(714,070)
Ending balance, shares at Dec. 31, 2021	9,780,796	143,840,643	15,855,000
Subscriptions liability reclassification to subscriptions			$ 377,350				377,350
Subscriptions liability reclassification to subscriptions, shares			7,547,000
Sale of Common Stock		$ 36,444	$ (1,170,095)	2,385,652			1,252,001
Sale of common stock, shares		36,443,736	(23,402,000)
Common stock issued for commitment fee		$ 500		79,500			80,000
Common stock issued for commitment fee, shares		500,000
Common stock issued for services		$ 1,574		266,525			268,099
Common stock issued for services, shares		1,574,546
Common stock issued to satisfy convertible debt		$ 541		49,459			50,000
Common stock issued to satisfy convertible debt, shares		540,716
Stock issued for interest and fees		$ 35		3,187			3,222
Stock issued for interest and fees Shares		34,842
Imputed interest on related party loans				6,165			6,165
Derivative settled upon conversion of debt				110,507			110,507
Net loss					(1,942,580)		(1,942,580)
Other comprehensive loss						27,442	27,442
Ending balance, value at Dec. 31, 2022	$ 9,781	$ 182,934		$ 23,678,396	$ (24,337,973)	$ (15,002)	$ (481,864)
Ending balance, shares at Dec. 31, 2022	9,780,796	182,934,483